UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds BALANCED FUND Semiannual Report February 28, 2005 Long-term capital growth opportunities and current income through a carefully constructed mix of equity and fixed income securities.

Goldman Sachs Balanced Fund NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS BALANCED FUND

What Differentiates Goldman Sachs' Balanced Fund Investment Process?

The Balanced Fund is a diversified investment portfolio that utilizes an asset allocation process of strategically selecting different asset classes — such as stocks and bonds. The Fund then adjusts its holdings over time. Goldman Sachs' approach to asset allocation combines our global presence, extensive market knowledge and risk management expertise.

GOLDMAN SACHS BALANCED FUND INVESTMENT PROCESS


Growth Equity
Value Equity
Fixed Income
Equity
Fixed Income
Quarterly Re-balancing
Goldman Sachs Balanced Fund

1 DIVERSIFIED ASSET ALLOCATION IN ONE FUND

The Goldman Sachs Balanced Fund provides exposure to the wealth-building opportunities of stocks and the regular income potential of bonds.

2 THE ADVANTAGE OF GROWTH AND VALUE INVESTING

When selecting stocks for the Fund's equity portion, we employ two distinct, complementary strategies — value and growth.

This approach provides diversified equity participation — and limits potential performance swings that can result from styles moving in and out of favor in different market environments.

3 RESEARCH-INTENSIVE APPROACH

In equity investing, we take an intensive, hands-on approach to research, including meeting with company management to gain an in-depth understanding of a company's long-term business objectives. We also meet with a company's customers, competitors and suppliers so that we have insight into industry-wide trends.

In fixed income investing, we believe that a total return investment philosophy provides the most complete picture of performance. We emphasize fundamental credit expertise. Our team scrutinizes factors that could impact a bond's performance over time — similar to the evaluation of company stocks. Additionally, we identify, monitor and measure a fund's risk profile.

4 BENEFIT FROM A COMPREHENSIVE, MULTI-TEAM APPROACH

The Fund's portfolio comprises the ideas of four experienced Goldman Sachs investment teams:

Goldman Sachs Value Team: A group of investment professionals with over 185 years combined investment experience, focused on quality equity investments selling at compelling valuations

Goldman Sachs Growth Team: A group of investment professionals with over 250 years combined investment experience, focused on the long-term ownership of growing equity investments

Goldman Sachs Global Fixed Income Team: Broad, deep capabilities across global fixed income markets, with a total return investment philosophy

Quantitative Research Team: Actively manages the stock vs. bond allocation, reallocating on a quarterly basis to provide an additional level of active management.

1

GOLDMAN SACHS BALANCED FUND Portfolio Results Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Balanced Fund during the six-month reporting period that ended February 28, 2005. Performance Review For the six-month period that ended February 28, 2005, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of 5.83%, 5.43%, 5.43%, 6.09%, and 5.96%, respectively. These returns compare to the 9.99% and 1.26% cumulative total returns of the Fund’s benchmarks, the S&P 500 Index (with dividends reinvested) and the Lehman Brothers Aggregate Bond Index, respectively, over the same time period. The Fund generally allocates a portion of its assets in both equity and fixed income securities. As the benchmark returns indicate, the equity market, as measured by the S&P 500 Index, significantly outperformed the fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, over the reporting period. Therefore, the Fund’s allocation to fixed income securities caused it to lag the equity benchmark. Conversely, its allocation to equities helped it to outperform the fixed income benchmark. Asset Allocation Equities — As of February 28, 2005, the Fund was 53.9% invested in growth and value equities. As bottom-up stock pickers, both the Growth and Value Equity teams focus on the real worth of the business and, to the extent that they find several businesses in related industries that have long-term appreciation potential, they may develop an overweight in a particular sector. With this in mind, at the end of the reporting period the Fund’s largest sector weightings were in Financial, Services and Technology. Conversely, the smallest sectors weightings were in Transportation, REITs and Basic Materials. 2

GOLDMAN SACHS BALANCED FUND

Equity Sector Allocation (Percentage of Equity Portfolio Holdings)
as of 2/28/05


20%
15%
10%
5%
0%
2.8%
9.5%
9.4%
8.0%
18.7%
7.4%
5.6%
3.3%
2.8%
15.3%
12.3%
0.2%
4.7%
Basic Materials
Consumer Cyclicals
Consumer Staples
Energy
Financial
Health Care
Industrials
Insurance
REITs
Services
Technology
Transportation
Utilities

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total equity market value (excludes long term fixed income investments and 9.1% of portfolio holdings in repurchase agreements).

- **Fixed Income** — As of February 28, 2005, the Fund was 35.9% invested in fixed income securities. We held a short duration bias for much of the period, on our belief that interest rates would head higher. We pared down the portfolio's allocation to mortgage-backed security pass-throughs over the period, due to low spreads and low implied volatility. As a substitute for pass-throughs, we held short duration collateralized mortgage obligations (CMOs), hybrid adjustable-rate mortgages (ARMs), and floating rate home equity asset-backed securities. In addition, we maintained an overweight allocation to Treasuries and emerging market debt. Within the emerging market debt sector, the portfolio held securities in countries such as Mexico, South Africa, Qatar, and Russia.

3

GOLDMAN SACHS BALANCED FUND

Fixed Income Sector Allocation (Percentage of Long Term Fixed Income Portfolio Holdings) *as of 2/28/05*


50%
40%
30%
20%
10%
0%
10.0%
20.8%
3.8%
43.8%
21.6%
Agency Debentures
Corporate Bonds
Emerging Markets Debt
Mortgage Backed Obligations
U.S. Treasury Obligations

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total fixed income market value (excludes equity investments and 9.1% of portfolio holdings in repurchase agreements).

Portfolio Highlights

Top sectors in the value portion of the Fund included Health Care, Consumer Cyclicals and Energy, while Technology and Financials lagged the market. In the growth portion of the portfolio, stocks in the Consumer Discretionary sector enhanced results, while holdings in the Media and Finance sectors were a drag on performance.

Over the six-month period, there were a number of holdings that generated strong results for the Fund.

VALUE EQUITY

- **Altria Group, Inc. —** Altria was the value portion of the Fund's strongest holding in the Consumer Staples sector as it discussed a plan to divide the company into Philip Morris USA, Philip Morris International and Kraft as soon as practical given the legal environment. Altria also maintained a positive view for the current litigation environment and continues to generate favorable free cash flow and earnings results.

4

GOLDMAN SACHS BALANCED FUND Exxon Mobil Corp. and Burlington Resources, Inc. — We have had a positive view toward Energy stocks in the past six months, particularly those with strong reserve positions, low exploration and production cost structures and good capital allocation disciplines. Exxon Mobil and Burlington Resources are examples of companies that we feel have these traits and contributed positively to results over the period. Activision, Inc. — Activision was another top contributor to performance. The stock benefited from a combination of strong trends in its holiday sales and positive Wall Street coverage. The company continues to be our favorite investment in the personal computer game industry and has been a long-term top performer. GROWTH EQUITY Dell, Inc. — Dell posted record third quarter 2004 sales during the period and saw profits surge 25%, fueled by the double-digit growth in the corporate and government sectors, both domestically and abroad. Dell also reported that the company spent $1.3 billion to buy back 38 million shares of its own stock during the third quarter, bringing the total amount of repurchased stock to $3.3 billion for 2004. This is the latest example of a company in the portfolio using the free cash flow generated by the business to benefit shareholders. PepsiCo, Inc. — Pepsi’s strength has been driven by its dominance in the fast-growing global snack food and non-carbonated beverage categories. Its Frito-Lay unit boasts nine of the top ten selling snack food brands in the U.S. Pepsi also benefits from owning the top sports drink (Gatorade), bottled water (Aquafina), and juice businesses (Tropicana). Pepsi’s recent success is due to a strategy that focuses on enhancing its core Frito-Lay business, focusing its soft drink efforts on markets where it has some advantages of scale, and making strategic acquisitions that leverage its distribution system. CheckFree Corp. — CheckFree continued to rise throughout the reporting period. As a leader in electronic bill pay services, CheckFree has benefited from the trend for banks to offer free bill payment services to its customers in order to lower account attrition and increase revenue per customer. Wachovia-First Union, the third largest bank in the U.S., was the most recent to announce that it will use CheckFree to offer free bill payment to its customers. Given the stock’s strong appreciation, we subsequently sold it to capture profits. 5

GOLDMAN SACHS BALANCED FUND FIXED INCOME During the six-month reporting period, the yield curve flattened, with shorter-term interest rates rising while longer-term rates declined. In response to strengthening economic data, the U.S. Federal Reserve Board (the “Fed”) raised the overnight lending rate in five more 25 basis point-moves over the reporting period, bringing the federal funds rate to 2.50%. The Fed continues to suggest they are on schedule to continue raising rates throughout 2005. Over the period, non-Treasury sectors experienced spread tightening. The primary contributors to the Fund’s fixed income performance were security selection of emerging market debt, corporate industrials (primarily higher risk and high yield securities), mortgage pass-throughs, and ARMs. The Fund’s short duration and term structure strategies also enhanced returns, as rates sold off over the short to intermediate regions of the curve over the reporting period. Conversely, an overall underweight to the mortgage sector detracted from returns, as mortgages outperformed over the period. The mortgage sector’s strong performance was partly due to strong demand from banks and overseas investors. We thank you for your investment and look forward to your continued confidence. Goldman Sachs Value Investment Team, Goldman Sachs Growth Equity Investment Team, Goldman Sachs Fixed Income Investment Team New York, March 18, 2005 6

Fund Basics as of February 28, 2005 Assets Under Management $229.2 Million Number of Holdings 329 NASDAQ SYMBOLS Class A Shares GSBFX Class B Shares GSBBX Class C Shares GSBCX Institutional Shares GSBIX Service Shares GSBSX GOLDMAN SACHS BALANCED FUND PERFORMANCE REVIEW Fund Total Return S&P 500 Lehman Brothers September 1, 2004–February 28, 2005 (based on NAV)1 Index2 Aggregate Bond Index2 Class A 5.83% 9.99% 1.26% Class B 5.43 9.99 1.26 Class C 5.43 9.99 1.26 Institutional 6.09 9.99 1.26 Service 5.96 9.99 1.26 1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The S&P 500 Index (with dividends reinvested) is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Indexes do not reflect any deduction for fees, expenses or taxes. STANDARDIZED TOTAL RETURNS 3 For the period ended 12/31/04 Class A Class B Class C Institutional Service One Year 3.72% 3.91% 7.92% 10.25% 9.85% Five Years 0.83 0.81 1.23 2.42 1.92 Ten Years 7.80 N/A N/A N/A 8.324 Since Inception 7.52 5.47 2.49 3.67 8.024 (10/12/94) (5/1/96) (8/15/97) (8/15/97) (10/12/94) 3The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. 4Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of the Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Balanced Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares. Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. TOP 10 EQUITY HOLDINGS AS OF 2/28/05 5 Holding % of Net Assets Line of Business Exxon Mobil Corp. 1.8% Oil & Gas Microsoft Corp. 1.6 Computer Software ChevronTexaco Corp. 1.5 Oil & Gas Citigroup, Inc. 1.4 Large Banks Bank of America Corp. 1.1 Large Banks J.P. Morgan Chase & Co. 1.1 Large Banks Fannie Mae 1.0 Financial Services Tyco International Ltd. 1.0 Industrial Components Time Warner, Inc. 1.0 Diversified Media Pfizer, Inc. 1.0 Drugs & Medicine 7 5The top 10 equity holdings may not be representative of the Fund’s future investments.

 GOLDMAN SACHS BALANCED FUND

Statement of Investments

February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 53.9%

Airlines – 0.1%
18,588	Southwest Airlines Co.	$257,444

Banks – 1.1%
34,061	KeyCorp	1,124,013
15,106	PNC Financial Services Group	795,180
19,658	The Bank of New York Co., Inc.	594,654

		2,513,847

Biotechnology – 0.6%
23,940	Amgen, Inc.*	1,474,943

Broadcasting & Cable – 0.6%
11,296	Clear Channel Communications, Inc.	375,931
23,200	Univision Communications, Inc.*	612,248
12,810	Westwood One, Inc.	279,770

		1,267,949

Brokers – 0.7%
19,749	Merrill Lynch & Co., Inc.	1,156,896
4,067	The Bear Stearns Companies, Inc.	404,667

		1,561,563

Chemical – 0.9%
18,393	Rohm & Haas Co.	885,991
21,605	The Dow Chemical Co.	1,191,515

		2,077,506

Commercial Services – 1.2%
9,690	Moody’s Corp.	813,088
22,050	The McGraw-Hill Cos., Inc.	2,025,292

		2,838,380

Computer Hardware – 1.5%
13,575	CDW Corp.	780,155
50,580	Dell, Inc.*	2,027,752
28,028	Hewlett-Packard Co.	582,983

		3,390,890

Computer Services – 0.8%
44,134	First Data Corp.	1,810,377

Computer Software – 2.5%
56,007	Activision, Inc.*	1,224,313
9,650	Electronic Arts, Inc.*	622,329
146,073	Microsoft Corp.	3,678,118
23,355	Oracle Corp.*	301,513

		5,826,273

Consumer Durables – 0.3%
23,357	Masco Corp.	787,598

Defense/ Aerospace – 0.5%
10,867	General Dynamics Corp.	1,144,838

Diversified Media – 2.8%
11,065	Fox Entertainment Group, Inc.*	$368,464
31,460	Liberty Media Corp. Class A*	319,004
12,880	The E.W. Scripps Co.	594,541
36,700	The Walt Disney Co.	1,025,398
129,591	Time Warner, Inc.*	2,232,853
51,292	Viacom, Inc. Class B	1,790,091

		6,330,351

Drugs & Medicine – 1.7%
8,650	Eli Lilly & Co.	484,400
83,022	Pfizer, Inc.	2,182,648
16,000	Schering-Plough Corp.	303,200
25,130	Wyeth	1,025,807

		3,996,055

Electrical Equipment – 0.1%
106,010	Nortel Networks Corp.*	284,107

Electrical Utilities – 2.5%
13,235	Ameren Corp.	681,205
13,916	Dominion Resources, Inc.	1,002,370
16,753	Entergy Corp.	1,157,967
21,048	Exelon Corp.	954,737
16,573	FirstEnergy Corp.	683,471
23,721	PPL Corp.	1,293,743

		5,773,493

Environmental & Other Services – 0.3%
22,214	Waste Management, Inc.	649,537

Financial Services – 3.5%
18,782	American Capital Strategies Ltd.	651,735
16,145	Countrywide Financial Corp.	561,039
39,902	Fannie Mae	2,332,671
23,790	Freddie Mac	1,474,980
56,230	MBNA Corp.	1,426,555
8,230	Morgan Stanley	464,748
9,654	SLM Corp.	471,115
50,470	The Charles Schwab Corp.	529,935

		7,912,778

Food & Beverage – 2.2%
9,829	General Mills, Inc.	514,745
13,057	H.J. Heinz Co.	491,466
18,977	Kraft Foods, Inc.	634,781
38,540	PepsiCo, Inc.	2,075,764
9,600	The Coca-Cola Co.	410,880
13,240	Wm. Wrigley Jr. Co.	881,254

		5,008,890

Forest – 0.4%
37,166	Packaging Corp. of America	911,310

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Shares	Description	Value
Common Stocks – (continued)

Gaming/ Lodging – 1.4%
5,260	Carnival Corp.	$286,039
20,700	GTECH Holdings Corp.	483,345
14,110	Harrah’s Entertainment, Inc.	925,475
2,350	Las Vegas Sands Corp.*	112,565
11,970	Marriott International, Inc.	767,277
10,530	Starwood Hotels & Resorts Worldwide, Inc. Class B	602,737

		3,177,438

Household/ Personal Care – 2.0%
45,666	Avon Products, Inc.	1,953,135
5,000	Colgate-Palmolive Co.	264,600
11,094	The Clorox Co.	666,084
30,712	The Procter & Gamble Co.	1,630,500

		4,514,319

Industrial Components – 2.5%
9,564	Eaton Corp.	667,089
50,987	General Electric Co.	1,794,742
69,043	Tyco International Ltd.	2,311,560
10,370	United Technologies Corp.	1,035,756

		5,809,147

Internet & Online – 0.8%
14,760	eBay, Inc.*	632,318
4,640	Google, Inc.*	872,274
11,280	Yahoo!, Inc.*	364,006

		1,868,598

Large Banks – 3.6%
54,498	Bank of America Corp.	2,542,332
66,987	Citigroup, Inc.	3,196,619
66,329	JPMorgan Chase & Co.	2,424,325

		8,163,276

Manufacturing – 0.2%
4,850	3M Co.	407,109

Medical Products – 0.9%
24,038	Baxter International, Inc.	857,195
17,970	Medtronic, Inc.	936,596
5,950	St. Jude Medical, Inc.	232,645

		2,026,436

Motor Vehicle – 0.3%
12,554	Autoliv, Inc.	626,947

Networking – 0.6%
85,690	Cisco Systems, Inc.*	1,492,720

Oil & Gas – 4.3%
31,920	Burlington Resources, Inc.	1,584,190
54,633	ChevronTexaco Corp.	3,391,617
7,105	ConocoPhillips	787,873
63,687	Exxon Mobil Corp.	4,032,024

		9,795,704

Other Consumer Discretionary – 0.5%
49,930	Cendant Corp.	1,104,452

Other Health Care – 0.7%
25,970	Caremark Rx, Inc.*	994,132
13,420	Medco Health Solutions, Inc.*	596,116

		1,590,248

Property Insurance – 1.8%
15,279	PartnerRe Ltd.	957,230
13,992	RenaissanceRe Holdings Ltd. Series B	666,299
15,862	The Allstate Corp.	851,472
26,966	Willis Group Holdings Ltd.	1,066,505
7,573	XL Capital Ltd.	567,975

		4,109,481

Publishing – 0.8%
7,560	Gannett Co., Inc.	595,350
22,880	Lamar Advertising Co.*	898,955
6,750	Valassis Communications, Inc.*	252,518

		1,746,823

REITs – 1.5%
16,544	Apartment Investment & Management Co.	632,973
14,890	Developers Diversified Realty Corp.	622,849
37,954	iStar Financial, Inc.	1,612,666
16,544	Plum Creek Timber Co., Inc.	621,227

		3,489,715

Retail Apparel – 0.6%
15,181	J. C. Penney Co., Inc.	675,403
22,689	The May Department Stores Co.	782,997

		1,458,400

Retailing – 2.5%
11,980	Dollar Tree Stores, Inc.*	322,861
26,600	Family Dollar Stores, Inc.	875,672
29,820	Lowe’s Companies, Inc.	1,752,820
15,980	PETCO Animal Supplies, Inc.*	566,331
4,810	Target Corp.	244,444
37,090	Wal-Mart Stores, Inc.	1,914,215

		5,676,343

Semiconductors – 1.6%
17,110	Intel Corp.	410,298
36,420	Linear Technology Corp.	1,422,565
50,590	QUALCOMM, Inc.	1,826,805

		3,659,668

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Telecommunications – 1.1%
26,100	American Tower Corp.*	$478,413
24,300	Crown Castle International Corp.*	397,062
7,000	Nextel Communications, Inc.*	206,010
65,301	Sprint Corp.	1,546,328

		2,627,813

Telephone – 0.5%
29,001	Verizon Communications, Inc.	1,043,166

Thrifts – 0.5%
13,960	Golden West Financial Corp.	863,984
7,202	Washington Mutual, Inc.	302,196

		1,166,180

Tobacco – 0.9%
32,018	Altria Group, Inc.	2,101,982

TOTAL COMMON STOCKS
(Cost $99,665,634)		$123,474,094

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – 7.5%

Aerospace/ Defense – 0.1%
Alliant Techsystems, Inc.
USD 125,000	8.50%	05/15/2011	$135,000
Bombardier Capital, Inc.(a)
75,000	6.13	06/29/2006	75,375
Bombardier, Inc.(a)
50,000	6.30	05/01/2014	44,125

			254,500

Airlines – 0.0%
Northwest Airlines, Inc.-Trust Series A
17,775	8.26	03/10/2006	16,709

Automotive – 1.0%
DaimlerChrysler NA Holding Corp. Series D(b)
450,000	2.94	09/10/2007	452,476
Dana Corp.(a)
475,000	5.85	01/15/2015	456,898
Ford Motor Co.
325,000	6.63	10/01/2028	293,546
25,000	6.38	02/01/2029	21,878
25,000	7.45	07/16/2031	24,063
Ford Motor Credit Co.
150,000	6.88	02/01/2006	153,540
275,000	5.70	01/15/2010	269,873
General Motors Acceptance Corp.
600,000	6.75	01/15/2006	612,291

			2,284,565

Banks – 1.5%
ANZ Capital Trust I(a)(c)
USD 125,000	4.48	01/15/2010	123,699
300,000	5.36	12/15/2013	306,529
Astoria Financial Corp.
150,000	5.75	10/15/2012	156,020
Bank United Corp.
50,000	8.88	05/01/2007	54,522
Chuo Mitsui Trust & Banking(a)(b)(c)
100,000	5.51	04/15/2015	98,077
Development Bank of Singapore Ltd.(a)(b)
325,000	5.00	11/15/2019	320,583
Greenpoint Bank
125,000	9.25	10/01/2010	151,350
GreenPoint Financial Corp.
125,000	3.20	06/06/2008	120,839
HBOS Capital Funding LP(a)(b)(c)
425,000	6.07	06/30/2014	455,972
HSBC Capital Funding LP(a)(b)(c)
525,000	4.61	06/27/2013	506,773
MIZUHO Financial Group (Cayman)(a)
175,000	5.79	04/15/2014	182,668
Popular N.A. Capital Trust I
125,000	6.56	09/15/2034	132,080
Popular North America, Inc.
150,000	3.88	10/01/2008	147,442
Popular North America, Inc. Series E
100,000	6.13	10/15/2006	103,512
Sovereign Bancorp, Inc.(b)
125,000	3.20	08/25/2006	125,034
Sovereign Bank(a)
222,931	10.20	06/30/2005	225,508
Washington Mutual, Inc.
100,000	8.25	04/01/2010	115,858

			3,326,466

Chemicals – 0.2%
Lyondell Chemical Co. Series B
62,000	9.88	05/01/2007	64,170
The Lubrizol Corp.
200,000	4.63	10/01/2009	199,381
75,000	5.50	10/01/2014	76,564

			340,115

Diversified Manufacturing – 0.2%
Tyco International Group SA
150,000	6.38	06/15/2005	151,191
400,000	6.38	02/15/2006	408,920

			560,111

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Electric – 0.3%
CenterPoint Energy, Inc. Series B
USD 25,000	7.25%	09/01/2010	$27,664
FirstEnergy Corp. Series C
260,000	7.38	11/15/2031	305,428
TXU Corp.(a)
350,000	4.80	11/15/2009	348,015
50,000	6.50	11/15/2024	51,131

			732,238

Energy – Integrated – 0.1%
Amerada Hess Corp.
150,000	7.13	03/15/2033	172,532

Entertainment – 0.0%
Time Warner Entertainment Co. LP
25,000	8.38	03/15/2023	31,374

Environmental – 0.1%
Allied Waste North America, Inc. Series B
250,000	7.63	01/01/2006	257,972

Food & Beverage – 0.1%
Tyson Foods, Inc.
50,000	7.25	10/01/2006	52,448
100,000	8.25	10/01/2011	117,442

			169,890

Gaming – 0.2%
Caesars Entertainment, Inc.
125,000	8.88	09/15/2008	141,562
50,000	7.50	09/01/2009	55,563
Harrahs Operating Co., Inc.
250,000	5.50	07/01/2010	254,908
MGM Mirage, Inc.
50,000	8.50	09/15/2010	57,125

			509,158

Health Care – 0.1%
HCA, Inc.
125,000	6.95	05/01/2012	132,122
25,000	6.30	10/01/2012	25,436

			157,558

Life Insurance(a) – 0.1%
Prudential Funding LLC
200,000	6.60	05/15/2008	213,619

Media — Cable – 0.6%
Comcast Cable Communications Holdings, Inc.
40,000	8.38	03/15/2013	48,673
325,000	9.46	11/15/2022	454,167
Comcast Cable Communications, Inc.
100,000	6.38	01/30/2006	102,302
Cox Communications, Inc.(a)
325,000	4.63	01/15/2010	321,355
Cox Enterprises, Inc.(a)
USD 75,000	4.38	05/01/2008	74,604
Lenfest Communications, Inc.
200,000	8.38	11/01/2005	205,904
Rogers Cable, Inc.
100,000	5.50	03/15/2014	95,750

			1,302,755

Media-Non Cable – 0.2%
AMFM, Inc.
375,000	8.00	11/01/2008	415,451

Noncaptive — Financial – 0.4%
Citigroup, Inc.
450,000	5.00	09/15/2014	451,459
PHH Corp.
200,000	6.00	03/01/2008	208,340
150,000	7.13	03/01/2013	167,800

			827,599

Paper – 0.0%
Weyerhaeuser Co.
75,000	6.00	08/01/2006	77,255

Pipelines – 0.2%
CenterPoint Energy Resources Corp. Series B
75,000	7.88	04/01/2013	88,531
400,000	5.95	01/15/2014	419,357

			507,888

Property/ Casualty Insurance – 0.6%
ACE INA Holdings, Inc.
150,000	8.30	08/15/2006	158,880
75,000	5.88	06/15/2014	77,809
ACE Ltd.
200,000	6.00	04/01/2007	206,628
Arch Capital Group Ltd.
250,000	7.35	05/01/2034	277,398
CNA Financial Corp.
25,000	6.50	04/15/2005	25,095
65,000	6.75	11/15/2006	67,690
25,000	5.85	12/15/2014	25,357
30,000	6.95	01/15/2018	32,632
50,000	7.25	11/15/2023	55,397
Liberty Mutual Group(a)
100,000	5.75	03/15/2014	100,067
50,000	7.00	03/15/2034	52,972
QBE Insurance Group Ltd.(a)(b)
225,000	5.65	07/01/2023	224,803
SAFECO Corp.
150,000	4.20	02/01/2008	149,462

			1,454,190

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

REITs – 0.4%
iStar Financial, Inc.
USD 50,000	6.50%	12/15/2013	$52,507
iStar Financial, Inc. Series B
200,000	5.70	03/01/2014	203,231
Simon Property Group LP
200,000	6.88	10/27/2005	204,236
100,000	6.38	11/15/2007	105,635
100,000	7.00	06/15/2008	106,809
Summit Properties Partnership
250,000	7.20	08/15/2007	260,711

			933,129

Tobacco – 0.1%
Altria Group, Inc.
100,000	6.38	02/01/2006	101,916
50,000	7.20	02/01/2007	52,451
100,000	5.63	11/04/2008	103,457
50,000	7.00	11/04/2013	54,954

			312,778

Wireless Telecommunications – 0.2%
America Movil SA de CV
425,000	4.13%	03/01/2009	415,977
50,000	5.50	03/01/2014	49,837
100,000	6.38	03/01/2035	97,458

			563,272

Wirelines Telecommunications – 0.8%
Ameritech Capital Funding
50,000	6.25	05/18/2009	52,821
Deutsche Telekom International Finance BV
175,000	8.25	06/15/2005	177,441
125,000	8.75	06/15/2030	168,495
Qwest Corp.(a)
50,000	9.13	03/15/2012	57,750
SBC Communications, Inc.
200,000	4.13	09/15/2009	196,519
Sprint Capital Corp.
275,000	6.13	11/15/2008	290,039
200,000	6.88	11/15/2028	220,313
Telecom Italia Capital(a)
400,000	4.95	09/30/2014	391,727
TPSA Finance BV(a)
175,000	7.75	12/10/2008	190,256

			1,745,361

TOTAL CORPORATE BONDS
(Cost $16,808,783)			$17,166,485

Emerging Market Debt – 1.4%

Republic of El Salvador
USD 40,000	8.25%	04/10/2032	$41,800
Republic of Guatemala(a)
80,000	8.13	10/06/2034	85,600
Republic of South Africa
ZAR3,970,000	13.00	08/31/2010	855,679
Russian Federation
USD 470,000	5.00	03/31/2030	493,206
State of Qatar
210,000	9.75	06/15/2030	312,375
United Mexican States
MXN13,900,000	8.00	12/19/2013	1,134,737
USD 116,000	8.30	08/15/2031	139,838
27,000	7.50	04/08/2033	30,011

TOTAL EMERGING MARKET DEBT
(Cost $2,915,751)			$3,093,246

Mortgage-Backed Obligations – 15.7%

Adjustable Rate Federal National Mortgage Association (FNMA)(b) – 0.7%
USD 514,261	4.10%	09/01/2032	$528,149
783,457	4.38	12/01/2033	782,301
355,023	4.04	04/01/2034	362,872

			1,673,322

Federal Home Loan Mortgage Corp. (FHLMC) – 3.2%
204,575	8.00	07/01/2015	216,323
51,481	7.00	12/01/2015	54,428
190,337	6.50	07/01/2016	200,074
119,463	7.50	03/01/2027	127,834
263,634	6.50	12/01/2029	275,035
464,315	7.00	04/01/2031	489,433
679,796	6.50	12/01/2031	709,166
329,214	7.00	07/01/2032	346,766
2,561,573	6.50	01/01/2033	2,667,592
795,075	6.50	04/01/2033	827,983
1,325,404	6.50	04/01/2034	1,379,612

			7,294,246

Federal National Mortgage Association (FNMA) – 0.4%
139,089	7.00	01/01/2016	146,823
20,237	7.00	02/01/2016	21,363
88,097	6.50	12/01/2029	91,899
134,698	7.00	11/01/2030	141,872
423,102	7.50	03/01/2031	451,373

			853,330

Collateralized Mortgage Obligations (CMOs) – 11.4%
Floater(b) – 0.7%
IMPAC CMB Trust Series 2004-1, Class A1
796,695	2.98	03/25/2034	799,197
IMPAC Secured Assets Corp. Series 2004-3, Class 1A4
897,595	3.05	11/25/2034	897,901

			1,697,098

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Home Equity – 3.8%
Chase Funding Net Interest Margin Note Series 2003-4A(a)
USD 693	6.75%	09/27/2036	$693
Chase Funding Net Interest Margin Note Series 2003-6A(a)
9,189	5.00	01/27/2035	9,177
Countrywide Home Equity Loan Trust Series 2002-E, Class A(b)
590,998	2.85	10/15/2028	592,199
Countrywide Home Equity Loan Trust Series 2003-A, Class A(b)
1,464,408	2.94	03/15/2029	1,468,445
Countrywide Home Equity Loan Trust Series 2003-D, Class A(b)
875,867	2.85	06/15/2029	876,391
Countrywide Home Equity Loan Trust Series 2003-E, Class A(b)
824,008	2.85	07/15/2029	825,682
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(b)
1,678,436	2.87	02/15/2034	1,682,894
Countrywide Home Equity Loan Trust Series 2004-R, Class 2A(b)
946,341	2.84	03/15/2030	948,115
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(b)
1,436,332	2.83	02/15/2030	1,437,904
IMPAC CMB Trust Series 2004-10, Class 2A(b)
977,365	2.97	03/25/2035	978,264

			8,819,764

Interest Only(d) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
418,850	5.50	06/25/2033	41,906
Countrywide Home Loan Series 2003-42, Class 2X1(b)
2,357,567	0.39	10/25/2033	15,929
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
355,238	0.78	07/25/2033	4,465
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
367,044	0.60	08/25/2033	3,287
FHLMC Series 2575 Class IB
385,202	5.50	08/15/2030	51,884
FNMA Series 2003-46, Class PI
442,955	5.50	11/25/2027	49,340
GNMA Series 2002-79, Class IP
19,823	6.00	06/20/2028	588
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 3AX(b)
346,072	0.68	08/25/2033	4,705
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 4AX(b)
121,705	1.16	07/25/2033	2,356
Washington Mutual Series 2003-AR04, Class X1(b)
USD 630,021	1.18	01/25/2008	12,171
Washington Mutual Series 2003-AR07, Class X(b)
1,186,296	0.95	06/25/2008	11,792
Washington Mutual Series 2003-AR12, Class X(b)
1,235,201	0.51	02/25/2034	7,840

			206,263

Inverse Floaters(b) – 0.3%
FNMA Series 1993-248, Class SA
334,758	5.39	08/25/2023	321,612
GNMA Series 2001-48, Class SA
50,581	18.07	10/16/2031	59,920
GNMA Series 2001-51, Class SA
80,307	21.28	10/16/2031	98,637
GNMA Series 2001-51, Class SB
100,777	18.07	10/16/2031	115,396
GNMA Series 2001-59, Class SA
73,648	17.91	11/16/2024	86,802
GNMA Series 2002-13, Class SB
34,014	25.48	02/16/2032	46,037

			728,404

Manufactured Housing – 0.2%
Mid-State Trust Series 4, Class A
332,987	8.33	04/01/2030	359,839

Non-Agency CMOs – 4.9%
Asset Securitization Corp. Series 1997-D4, Class A1D
424,871	7.49	04/14/2029	449,376
Bear Stearns Alt-A Trust Series 2004-3, Class A1(b)
658,492	2.97	02/25/2034	660,692
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(a)(b)
3,100,000	1.27	03/13/2040	160,354
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
1,000,000	6.55	01/17/2035	1,056,742
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(a)(b)
1,900,974	1.88	05/15/2038	126,034
CS First Boston Mortgage Securities Corp. Series 2004-AR2, Class 6A4(b)
539,866	2.98	03/25/2034	540,120
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
600,000	7.20	10/15/2032	673,960
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1(b)
823,139	3.03	11/25/2034	823,988
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B(b)
1,413,436	2.45	11/25/2029	1,412,590
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(a)(b)
3,800,000	1.55	02/11/2036	232,014

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
February 28, 2005 (Unaudited)

 GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Non-Agency CMOs – (continued)
Sequoia Mortgage Trust Series 2004-09, Class A2(b)
USD 946,243	2.53%	10/20/2034	$947,112
Sequoia Mortgage Trust Series 2004-11, Class A2(b)
959,912	2.87	12/20/2034	962,105
Sequoia Mortgage Trust Series 2004-12, Class A3(b)
949,025	3.07	09/20/2034	948,037
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2(b)
862,453	4.79	06/25/2034	857,347
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
421,968	4.70	11/25/2033	423,977
Washington Mutual Series 2005-AR1, Class A2A1(b)
995,745	2.99	01/25/2045	995,368

			11,269,816

Planned Amortization (PAC) – Interest Only(d) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
54,853	5.50	06/25/2033	3,385
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
438,416	5.25	07/25/2033	53,319
FHLMC Series 2541, Class QI
97,697	6.00	01/15/2029	2,108

			58,812

Planned Amortization Class (PAC) CMOs – 0.7%
FHLMC Series 2298, Class PD
164,488	6.50	03/15/2030	165,450
FNMA Series 1993-76, Class PJ
524,817	6.00	06/25/2008	538,151
FNMA Series 1994-75, Class J
822,996	7.00	10/25/2023	835,062
GNMA Series 2002-1, Class PB
7,994	6.00	02/20/2029	7,984

			1,546,647

Sequential Fixed Rate CMOs – 0.7%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
650,865	6.50	03/25/2032	673,385
Federal Home Loan Mortgage Corp. Series 2763, Class ZB
90,508	4.50	03/15/2019	83,749
FNMA REMIC Trust Series 2002-24, Class AE
772,984	6.00	04/25/2016	779,556

			1,536,690

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
(Cost $26,206,425)			$26,223,333

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $36,099,434)			$36,044,231

Agency Debentures – 3.6%

Federal Home Loan Bank
USD1,000,000	2.88%	05/23/2006	$991,673
500,000	2.88	02/15/2007	491,587
1,000,000	5.38	02/15/2007	1,029,870
700,000	3.38	02/15/2008	687,840
1,000,000	4.08	04/26/2010	988,720
FHLMC
1,000,000	3.00	06/30/2009	953,150
800,000	7.00	03/15/2010	897,342
97,360	6.50	12/01/2032	101,536
FNMA
1,000,000	3.25	07/12/2006	995,689
1,000,000	7.13	06/15/2010	1,131,344

TOTAL AGENCY DEBENTURES
(Cost $8,383,826)			$8,268,751

U.S. Treasury Obligations – 7.7%

U.S. Treasury Interest-Only Stripped Securities(d)
USD 400,000	0.00%	05/15/2013	$279,608
900,000	0.00 (e)	08/15/2014	589,230
U.S. Treasury Notes
2,300,000	3.38	02/28/2007	2,290,658
4,000,000	2.75	08/15/2007	3,914,320
1,000,000	3.38	02/15/2008	991,172
U.S. Treasury Principal-Only Stripped Securities(f)
10,300,000	0.00	05/15/2017	5,840,409
4,100,000	0.00	08/15/2021	1,843,319
1,300,000	0.00	11/15/2021	576,849
2,300,000	0.00	11/15/2026	798,146
1,900,000	0.00 (e)	08/15/2027	636,880

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,399,684)			$17,760,591

		Expiration
Units	Description	Date	Value
Warrant* – 0.0%

280	Hayes Lemmerz International, Inc.	06/03/2006	$106
(Cost $625)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Repurchase Agreement – 9.0%

Joint Repurchase Agreement Account II(g)
USD20,700,000	2.64%	03/01/2005	$20,700,000
Maturity Value: $20,701,520
(Cost $20,700,000)

TOTAL INVESTMENTS – 98.8%
(Cost $201,973,737)			$226,507,504

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

•	The principal amount of each security is stated in the currency in which the bond is denominated. See below:

Currency Description

MXN	= Mexican Peso
USD	= U.S. Dollar
ZAR	= South African Rand

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 5,436,378, which represents approximately 2.4% of net assets as of February 28, 2005.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2005.

(c)	Perpetual Maturity. Maturity date presented represents the next call date.

(d)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(e)	A portion of these securities is segregated as collateral for futures contracts.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Joint repurchase agreement was entered into on February 28, 2005.

Investment Abbreviations:
GNMA	—	Government National Mortgage Association
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
February 28, 2005 (Unaudited)

 GOLDMAN SACHS BALANCED FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $20,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,900,000,000	2.64%	03/01/2005	$1,900,139,333

Barclays Capital PLC	2,500,000,000	2.65	03/01/2005	2,500,184,028

Greenwich Capital Markets	400,000,000	2.65	03/01/2005	400,029,444

J.P. Morgan Securities, Inc.	697,000,000	2.65	03/01/2005	697,051,307

Morgan Stanley & Co.	1,500,000,000	2.64	03/01/2005	1,500,110,000

UBS Securities LLC	800,000,000	2.64	03/01/2005	800,058,667

Westdeutsche Landesbank AG	500,000,000	2.64	03/01/2005	500,036,667

TOTAL	$8,297,000,000			$8,297,609,446

At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035; and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

FORWARD FOREIGN CURRENCY CONTRACTS — At February 28, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain

Polish Zloty	03/14/2005	$460,794	$488,034	$27,240

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Sale Contracts	Date	Settlement Date	Current Value	Loss

Polish Zloty	03/14/2005	$436,658	$460,793	$(24,135)
Mexican Peso	04/19/2005	1,117,192	1,127,429	(10,237)
South African Rand	04/21/2005	782,008	816,307	(34,299)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$2,335,858	$2,404,529	$(68,671)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2005, futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Euro Dollar	51	March 2005	$12,366,225	$(11,972)
Euro Dollar	14	June 2005	3,379,075	(27,385)
Euro Dollar	12	September 2005	2,885,700	(10,430)
Euro Dollar	35	December 2005	8,397,813	(24,796)
Euro Dollar	(18)	March 2006	(4,313,475)	15,375
Euro Dollar	3	June 2006	718,162	(3,985)
Euro Dollar	2	September 2006	478,400	(2,202)
Euro Dollar	(32)	December 2006	(7,648,400)	24,722
Euro Dollar	3	March 2007	716,737	(1,855)
Euro Dollar	3	June 2007	716,400	(1,143)
S&P 500 Index	307	March 2005	18,482,935	187,854
2 Year U.S. Treasury Notes	42	June 2005	8,710,406	(34,686)
5 Year U.S. Treasury Notes	45	June 2005	4,841,016	(48,891)
10 Year U.S. Treasury Notes	61	June 2005	6,702,375	(67,590)
10 Year U.S. Treasury Notes	(82)	June 2005	(9,009,750)	44,772
U.S. Treasury Bond	29	March 2005	3,279,719	47,788
U.S. Treasury Bond	39	June 2005	4,381,406	(84,121)

			$55,084,744	$1,455

SWAP CONTRACTS — At February 28, 2005, the following swap contracts were open as follows:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

Interest Rate	Banc of America Securities LLC	$4,000	10/14/2008	3 month LIBOR floating	3.51%	$(76,422)
Interest Rate	Banc of America Securities LLC	10,000	11/12/2019	5.07%	3 month LIBOR floating	(244,740)

Total						$(321,162)

LIBOR—London Inter-bank Offered Rate

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Assets and Liabilities

February 28, 2005 (Unaudited)

Assets:

Investment in securities, at value (identified cost $201,973,737)	$226,507,504
Cash(a)(b)	1,943,930
Foreign currencies, at value (identified cost $5,590)	6,766
Receivables:
Variation margin	1,453,708
Dividends and interest, at value	804,772
Investment securities sold	699,834
Fund shares sold	470,105
Reimbursement from investment adviser	42,768
Forward foreign currency exchange contracts, at value	27,240
Other assets	3,144

Total assets	231,959,771

Liabilities:

Payables:
Investment securities purchased	1,866,819
Swap contracts, at value	321,162
Amounts owed to affiliates	212,918
Fund shares repurchased	159,307
Accrued expenses	97,409
Forward foreign currency exchange contracts, at value	68,671

Total liabilities	2,726,286

Net Assets:

Paid-in capital	212,866,369
Accumulated undistributed net investment income	556,618
Accumulated net realized loss on investment, futures, swaps and foreign currency related transactions	(8,365,982)
Net unrealized gain on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	24,176,480

NET ASSETS	$229,233,485

Net Assets:
Class A	$189,292,070
Class B	31,719,323
Class C	6,265,556
Institutional	1,949,018
Service	7,518

Shares outstanding:
Class A	9,688,737
Class B	1,635,938
Class C	323,474
Institutional	99,556
Service	384

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	11,748,089

Net asset value, offering and redemption price per share:(c)
Class A	$19.54
Class B	19.39
Class C	19.37
Institutional	19.58
Service	19.60

(a)	Includes restricted cash of $1,270,000 relating to initial margin requirements and collateral on futures transactions.
(b)	Includes restricted cash of $605,731 on deposit with the swap counterparty as collateral.
(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $20.68. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Operations

For the Six Months Ended February 28, 2005 (Unaudited)

Investment income:

Interest (including securities lending income of $912)	$1,852,070
Dividends	1,553,341

Total income	3,405,411

Expenses:

Management fees	711,035
Distribution and Service fees(a)	411,354
Transfer Agent fees(b)	206,411
Custody and accounting fees	83,674
Printing fees	37,359
Registration fees	36,184
Professional fees	19,391
Trustee fees	7,674
Service share fees	4
Other	23,815

Total expenses	1,536,901

Less — expense reductions	(162,424)

Net expenses	1,374,477

NET INVESTMENT INCOME	2,030,934

Realized and unrealized gain (loss) on investment, futures, swaps and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	3,421,935
Futures transactions	1,011,090
Swap contracts	76,084
Foreign currency related transactions	(106,675)
Net change in unrealized gain (loss) on:
Investments	5,862,319
Futures	270,309
Swap contracts	(325,616)
Translation of assets and liabilities denominated in foreign currencies	(28,081)

Net realized and unrealized gain on investment, futures, swaps and foreign currency transactions	10,181,365

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,212,299

(a)	Class A, Class B and Class C Shares had Distribution and Service fees of $224,338, $156,984 and $30,032, respectively.
(b)	Class A, Class B, Class C, Institutional Class and Service Class Shares had Transfer Agent fees of $170,496, $29,827, $5,706, $381 and $1, respectively.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	February 28, 2005	August 31,
	(Unaudited)	2004
From operations:

Net investment income	$2,030,934	$3,009,484
Net realized gain from investment, futures, swaps and foreign currency related transactions	4,402,434	10,736,870
Net increase from payments by affiliates for voluntary reimbursement	—	37,088
Net change in unrealized gain on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	5,778,931	4,620,540

Net increase in net assets resulting from operations	12,212,299	18,403,982

Distributions to shareholders:

From net investment income
Class A Shares	(1,596,961)	(3,147,466)
Class B Shares	(168,756)	(397,901)
Class C Shares	(31,634)	(78,651)
Institutional Shares	(20,338)	(52,780)
Service Shares	(10)	(168)

Total distributions to shareholders	(1,817,699)	(3,676,966)

From share transactions:

Proceeds from sales of shares	26,369,389	57,208,289
Reinvestment of dividends and distributions	1,758,250	3,540,780
Cost of shares repurchased	(17,722,156)	(33,265,626)

Net increase in net assets resulting from share transactions	10,405,483	27,483,443

TOTAL INCREASE	20,800,083	42,210,459

Net assets:

Beginning of period	208,433,402	166,222,943

End of period	$229,233,485	$208,433,402

Accumulated undistributed net investment income	$556,618	$343,383

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements

February 28, 2005 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Balanced Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)
February 28, 2005 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital.
     In addition, distributions received from the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REITs cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.

E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS BALANCED FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Fund’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

I. Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2005, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)
February 28, 2005 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

K. Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contracts are recorded as realized gains or losses.
     Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.

L. Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Fund will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

GOLDMAN SACHS BALANCED FUND

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual rate equal to 0.65% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agency fees, taxes, Service Share fees, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent such expenses exceed, on an annual basis, 0.064% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended February 28, 2005, GSAM reimbursed approximately $138,100. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended February 28, 2005, custody fees were reduced by approximately $1,300. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund of approximately $23,000 related to certain earnings credits that reduced transfer agent fees.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as the distributor of shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 28, 2005, Goldman Sachs has advised the Fund that it retained approximately $94,800 for Class A Shares and did not retain any amounts for Class B or Class C Shares.

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)
February 28, 2005 (Unaudited)

3. AGREEMENTS (continued)
     Goldman Sachs also serves as the transfer agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     At February 28, 2005, the amounts owed to affiliates were approximately $114,000, $66,000 and $33,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2005, were $111,852,070 and $102,979,538, respectively. Included in these amounts are the cost of purchases and proceeds of sales and maturities of U.S. Government and agency obligations in the amounts of $66,558,859 and $73,997,400, respectively. For the six months ended February 28, 2005, Goldman Sachs earned approximately $9,300 of brokerage commissions from portfolio transactions, including futures transactions executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended February 28, 2005, is reported parenthetically on the Statement of Operations. A portion of this amount, $157, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended February 28, 2005, BGA earned $161 in fees as securities lending agent. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. While there was securities lending activity during the six month period, the Fund had no outstanding securities on loan at February 28, 2005.

GOLDMAN SACHS BALANCED FUND

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended February 28, 2005, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2004, the Fund’s capital loss carryforward and certain timing differences on a tax basis were as follows. Capital loss carryforward expiration occurs on August 31 of the year indicated.

Capital loss carryforward – Expiring 2011	$(11,247,535)
Timing differences (deferred straddle losses)	(165,464)

     At February 28, 2005, the Fund’s aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

Tax Cost	$203,587,687

Gross unrealized gain	24,844,262
Gross unrealized loss	(1,924,445)

Net unrealized security gain	$22,919,817

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)
February 28, 2005 (Unaudited)

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

In addition, on March 10, 2005 Jeanne and Don Masden filed a purported class action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs Group, Inc., GSAM, Goldman, Sachs & Co., the Trustees of the Trust and John Doe Defendants (collectively the “Defendants”). The lawsuit amends a previously-filed complaint, and alleges that the Defendants breached their fiduciary duties and duties of care owed under federal and state law by failing to ensure that equity securities held by the Goldman Sachs Funds participated in class action settlements for which they were eligible. Plaintiffs seek compensatory damages, disgorgement of the fees paid to the investment advisers and punitive damages. Based on currently available information, GSAM believes that the likelihood that the pending purported class action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

GOLDMAN SACHS BALANCED FUND

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	February 28, 2005		August 31, 2004

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,206,428	$23,139,150	2,705,371	$49,023,901
Reinvestments of dividends and distributions	82,284	1,561,672	169,748	3,074,730
Shares converted from Class B(a)	13,055	255,869	568	10,554
Shares repurchased	(708,243)	(13,611,679)	(1,341,102)	(24,499,970)

	593,524	11,345,012	1,534,585	27,609,215

Class B Shares
Shares sold	123,794	2,355,984	337,992	6,076,433
Reinvestments of dividends and distributions	8,120	152,906	19,764	355,560
Shares converted to Class A(a)	(13,135)	(255,869)	(572)	(10,554)
Shares repurchased	(163,160)	(3,107,553)	(327,967)	(5,941,731)

	(44,381)	(854,532)	29,217	479,708

Class C Shares
Shares sold	41,848	800,793	111,692	2,019,828
Reinvestments of dividends and distributions	1,422	26,756	3,699	66,467
Shares repurchased	(34,016)	(649,072)	(137,822)	(2,481,345)

	9,254	178,477	(22,431)	(395,050)

Institutional Shares
Shares sold	3,468	67,000	4,652	85,782
Reinvestments of dividends and distributions	890	16,906	2,424	43,855
Shares repurchased	(18,749)	(353,852)	(17,856)	(328,688)

	(14,391)	(269,946)	(10,780)	(199,051)

Service Shares
Shares sold	328	6,462	128	2,345
Reinvestments of dividends and distributions	1	10	10	168
Shares repurchased	—	—	(756)	(13,892)

	329	6,472	(618)	(11,379)

NET INCREASE	544,335	$10,405,483	1,529,973	$27,483,443

(a)	Class B Shares will automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

 GOLDMAN SACHS BALANCED FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Year - Share Class	of period	income(b)		gain (loss)		operations	income	gains	distributions

FOR THE PERIOD ENDED FEBRUARY 28, (Unaudited)

2005 - A	$18.63	$0.19		$0.89		$1.08	$(0.17)	$—	$(0.17)
2005 - B	18.49	0.12		0.88		1.00	(0.10)	—	(0.10)
2005 - C	18.47	0.12		0.88		1.00	(0.10)	—	(0.10)
2005 - Institutional	18.66	0.23		0.90		1.13	(0.21)	—	(0.21)
2005 - Service	18.67	0.18		0.93		1.11	(0.18)	—	(0.18)
FOR THE YEARS ENDED AUGUST 31,

2004 - A	17.21	0.31		1.48		1.79	(0.37)	—	(0.37)
2004 - B	17.08	0.17		1.47		1.64	(0.23)	—	(0.23)
2004 - C	17.07	0.17		1.47		1.64	(0.24)	—	(0.24)
2004 - Institutional	17.24	0.38		1.48		1.86	(0.44)	—	(0.44)
2004 - Service	17.25	0.28		1.49		1.77	(0.35)	—	(0.35)

2003 - A	16.28	0.40		0.96		1.36	(0.43)	—	(0.43)
2003 - B	16.16	0.28		0.95		1.23	(0.31)	—	(0.31)
2003 - C	16.15	0.28		0.94		1.22	(0.30)	—	(0.30)
2003 - Institutional	16.31	0.47		0.95		1.42	(0.49)	—	(0.49)
2003 - Service	16.30	0.39		0.97		1.36	(0.41)	—	(0.41)

2002 - A	18.34	0.47	(e)	(2.03	)(e)	(1.56)	(0.50)	—	(0.50)
2002 - B	18.21	0.33	(e)	(2.01	)(e)	(1.68)	(0.37)	—	(0.37)
2002 - C	18.19	0.33	(e)	(2.00	)(e)	(1.67)	(0.37)	—	(0.37)
2002 - Institutional	18.38	0.54	(e)	(2.04	)(e)	(1.50)	(0.57)	—	(0.57)
2002 - Service	18.35	0.44	(e)	(2.02	)(e)	(1.58)	(0.47)	—	(0.47)

2001 - A	21.42	0.54		(2.62)		(2.08)	(0.74)	(0.26)	(1.00)
2001 - B	21.27	0.39		(2.60)		(2.21)	(0.59)	(0.26)	(0.85)
2001 - C	21.25	0.39		(2.60)		(2.21)	(0.59)	(0.26)	(0.85)
2001 - Institutional	21.46	0.62		(2.62)		(2.00)	(0.82)	(0.26)	(1.08)
2001 - Service	21.41	0.55		(2.65)		(2.10)	(0.70)	(0.26)	(0.96)

2000 - A	20.38	0.60		1.75		2.35	(0.50)	(0.81)	(1.31)
2000 - B	20.26	0.45		1.73		2.18	(0.36)	(0.81)	(1.17)
2000 - C	20.23	0.45		1.74		2.19	(0.36)	(0.81)	(1.17)
2000 - Institutional	20.39	0.71		1.75		2.46	(0.58)	(0.81)	(1.39)
2000 - Service	20.37	0.59		1.74		2.33	(0.48)	(0.81)	(1.29)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	Annualized.
(e)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized gains and losses per share by $ 0.02, and decrease the ratio of net investment income to average net assets by 0.14%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

							Ratios assuming no expense
							reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate(c)

$19.54	5.83%	$189,292	1.13	%(d)	1.98	%(d)	1.28	%(d)	1.83	%(d)	51%
19.39	5.43	31,719	1.88	(d)	1.24	(d)	2.03	(d)	1.09	(d)	51
19.37	5.43	6,266	1.88	(d)	1.24	(d)	2.03	(d)	1.09	(d)	51
19.58	6.09	1,949	0.73	(d)	2.39	(d)	0.88	(d)	2.24	(d)	51
19.60	5.96	7	1.23	(d)	1.95	(d)	1.38	(d)	1.80	(d)	51

18.63	10.47	169,436	1.15		1.68		1.30		1.53		208
18.49	9.67	31,067	1.90		0.93		2.05		0.78		208
18.47	9.63	5,803	1.90		0.93		2.05		0.78		208
18.66	10.88	2,127	0.75		2.08		0.90		1.93		208
18.67	10.34	1	1.25		1.63		1.40		1.48		208

17.21	8.54	130,111	1.16		2.43		1.38		2.21		192
17.08	7.73	28,204	1.91		1.69		2.13		1.47		192
17.07	7.72	5,746	1.91		1.69		2.13		1.47		192
17.24	8.95	2,150	0.76		2.85		0.98		2.63		192
17.25	8.53	12	1.26		2.36		1.48		2.14		192

16.28	(8.67)	100,541	1.16		2.61	(e)	1.38		2.39	(e)	169
16.16	(9.38)	23,871	1.91		1.86	(e)	2.13		1.64	(e)	169
16.15	(9.34)	5,377	1.91		1.86	(e)	2.13		1.64	(e)	169
16.31	(8.33)	2,157	0.76		3.01	(e)	0.98		2.79	(e)	169
16.30	(8.79)	10	1.26		2.49	(e)	1.48		2.27	(e)	169

18.34	(9.95)	109,350	1.15		2.78		1.34		2.59		187
18.21	(10.62)	28,316	1.90		2.03		2.09		1.84		187
18.19	(10.63)	7,113	1.90		2.03		2.09		1.84		187
18.38	(9.56)	2,379	0.75		3.18		0.94		2.99		187
18.35	(10.06)	16	1.25		2.84		1.44		2.65		187

21.42	12.00	135,632	1.12		2.94		1.29		2.77		154
21.27	11.17	33,759	1.87		2.19		2.04		2.02		154
21.25	11.23	8,658	1.87		2.19		2.04		2.02		154
21.46	12.59	2,509	0.72		3.46		0.89		3.29		154
21.41	11.89	17	1.22		2.86		1.39		2.69		154

Fund Expenses (Unaudited) — Six Month Period Ended February 28, 2005

          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares) or contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 through February 28, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid for the
	Beginning Account Value	Ending Account Value		6 months ended
Share Class	9/1/04	2/28/05		2/28/05*

Class A
Actual	$1,000	$1,058.30		$5.78
Hypothetical 5% return	1,000	1,019.18	+	5.67

Class B
Actual	1,000	1,054.30		9.58
Hypothetical 5% return	1,000	1,015.47	+	9.40

Class C
Actual	1,000	1,054.30		9.59
Hypothetical 5% return	1,000	1,015.46	+	9.40

Institutional
Actual	1,000	1,060.90		3.74
Hypothetical 5% return	1,000	1,021.17	+	3.67

Service
Actual	1,000	1,059.60		6.30
Hypothetical 5% return	1,000	1,018.68	+	6.17

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 2/28/05. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The expense ratios for the period were 1.13%, 1.88%, 1.88%, 0.73% and 1.23% for Class A, Class B, Class C, Institutional Class and Service Class, respectively.

+ Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $451.3 billion in assets under management as of December 31, 2004 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.



INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are registered service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES OFFICERS Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President John P. Coblentz, Jr. James A. Fitzpatrick, Vice President Patrick T. Harker James A. McNamara, Vice President Mary Patterson McPherson John M. Perlowski, Treasurer Alan A. Shuch Howard B. Surloff, Secretary Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke GOLDMAN, SACHS & CO. GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). The Fund is subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility. Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds. Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: April 29, 2005 / 05-607 BALSAR /13.5K / 04-05

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended February 28, 2005

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended February 28, 2005

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended February 28, 2005

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 9, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 9, 2005